Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties
Transactions with Related Parties

19.Transactions with Related Parties

The principal transactions carried out by the Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017		2016		2015
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	5,930,238	Ps.	6,124,679	Ps.	4,986,562
Programming production and transmission rights (b)	1,102,470		745,717		462,410
Telecom services (c)	—		5,593		5,288
Administrative services (d)	86,649		24,753		43,117
Advertising (e)	58,637		78,675		100,024
Other income (f)	—		—		1,038,314
Interest income (g)	80,397		49,511		178,810
Other finance income (h)	—		—		2,194,981

	Ps.	7,258,391	Ps.	7,028,928	Ps.	9,009,506

Costs and expenses
Donations	Ps.	143,470	Ps.	197,122	Ps.	127,641
Administrative services (d)	15,816		31,335		31,142
Technical services (i)	67,752		104,030		156,704
Programming production, transmission rights and telecom (j)	490,698		479,251		403,500

	Ps.	717,736	Ps.	811,738	Ps.	718,987

(a)

The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 and ends on the later of 2025 (or 2030 upon consummation of a qualified public equity offering of UHI by July 1, 2019) or 7.5 after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$44.8 million (Ps.849,557), U.S.$43.9 million (Ps.817,249)and U.S.$69.2 million (Ps.1,104,875) for the fiscal years 2017, 2016 and 2015, respectively, to be provided by Univision, at no cost, for the promotion of the Group’s businesses (see Notes 3, 9 and 10).

(b)	Services rendered to Univision and Televisa CJ Grand in 2017, 2016 and 2015.

(c)	Services rendered to Univision and GTAC in 2016 and 2015.

(d)

The Group receives revenue from and is charged by affiliates for various services, such as equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.

(e)	Advertising services rendered to OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2017, 2016 and 2015, and Televisa CJ Grand in 2017 and 2016.

(f)

Includes in 2015 an exceptional income from Univision in the amount of U.S.$67.6 million (Ps.1,038,314), as a result of the early termination of a technical assistance agreement with Univision, which cash proceeds were received by the Group in April 2015.

(g)	In 2015 includes interest income from the Group’s investment in convertible debentures issued by UHI in the aggregate amount of Ps.142,010 (see Note 9).

(h)

In July 2015, the Group recognized in consolidated other finance income, net, a cash amount of U.S.$135.1 million (Ps.2,194,981) paid by UHI as a payment for the exchange of the Group’s former investment in Convertible Debentures issued by UHI for Warrants that are exercisable for UHI’s common stock (see Notes 3 and 9).

(i)	In 2017, 2016 and 2015, Sky received services from a subsidiary of DirecTV Latin America for play-out, uplink and downlink of signals.

(j)

Paid mainly to Univision in 2017, 2016 and 2015. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision’s content in Mexico for the same term as that of the PLA. It also includes payments to GTAC in 2017, 2016 and 2015 (see Notes 3, 9 and 10).

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)

A consulting firm controlled by a relative of one of the Company’s directors, has provided consulting services and research in connection with the effects of the Group’s programming on its viewing audience. Total fees for such services during 2017, 2016 and 2015 amounted to Ps.2,581, Ps.16,291 and Ps.21,526, respectively.

(2)

From time to time, two Mexican banks have made loans to the Group, on terms substantially similar to those offered by the banks to third parties. Some members of the Company’s Board serve as Board members of these banks.

(3)

Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services, paying rates applicable to third-party advertisers for these advertising services.

(4)

During 2017, 2016 and 2015, a professional services firm in which the current Secretary of the Company´s Board maintains an interest provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.33,316, Ps.39,996 and Ps.59,281, respectively.

(5)

During 2017, 2016 and 2015, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.97,272, Ps.19,300 and Ps.16,034, respectively.

(6)

A current member of the Company’s Board serves as a member of the Board of a Mexican company, which controls the principal chain of convenience stores in Mexico. Such company entered into an agreement with the Group to sell online lottery tickets from the Group’s gaming business in its convenience stores. Total fees for such services during 2017, 2016 and 2015 amounted to Ps.2,391, Ps.5,766 and Ps.9,270, respectively. This agreement concluded in November 2017.

(7)

In 2017 and 2016, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of approximately Ps.26,963 and Ps.26,538, respectively. Management believes that the terms of these leases are comparable to terms that the Group would have entered into with third parties for similar leases.

(8)	In 2016, the Group acquired a remaining non-controlling interest in TVI from a related party (see Note 3).

During 2017, 2016 and 2015, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.892,769, Ps.832,905 and Ps.750,208, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.164,018, Ps.177,864 and Ps.173,020 as of December 31, 2017, 2016 and 2015, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.115,467, Ps.140,958 and Ps.144,517 as of December 31, 2017, 2016 and 2015, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the Long-term Retention Plan.

In 2015, the Group established a deferred compensation plan for certain officers of its Cable segment, which will be payable in the event that certain revenue and EBITDA targets (as defined) of a five-year plan are met. The present value of this long-term employee benefit obligation as of December 31, 2017 and 2016 amounted to Ps.807,031 and Ps.504,230, respectively, and the related service cost for the years ended December 31, 2017, 2016 and 2015, amounted to Ps.302,801, Ps.340,202 and Ps.164,028, respectively.

The balances of receivables and payables between the Group and related parties as of December 31, 2017 and 2016, were as follows:

	2017		2016
Current receivables
UHI, including Univision (1)	Ps.	657,601	Ps.	684,159
Operadora de Centros de Espectáculos, S.A. de C.V.	41,080		77,044
Editorial Clío	23,045		28,091
Televisa CJ Grand	77,991		77,089
Other	60,503		39,189

	Ps.	860,220	Ps.	905,572

Current payables:
UHI, including Univision (1)	Ps.	964,959	Ps.	1,031,367
DirecTV Group, Inc.	6,713		24,342
Other	19,797		32,517

	Ps.	991,469	Ps.	1,088,226

(1)

As of December 31, 2017 and 2016, the Group recognized a provision in the amount of Ps.964,959 and Ps.1,031,367, respectively, associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In March 2018, UHI announced that it has determined not to utilize the registration statement initially filed on July 2, 2015 for an initial public offering in the United States. Since the existing obligations contemplate other scenarios under which payment may be required, and such scenarios remain probable, the Company has maintained this payment reserved. As of December 31, 2017 and 2016, receivables from UHI related primarily to the PLA amounted to Ps.657,601 and Ps.684,159, respectively.

All significant account balances included in amounts due from affiliates bear interest. In 2017 and 2016, average interest rates of 9.1% and 6.6% were charged, respectively. Advances and receivables are short-term in nature; however, these accounts do not have specific due dates.

Customer deposits and advances as of December 31, 2017 and 2016, included deposits and advances from affiliates and other related parties, in an aggregate amount of Ps.296,604 and Ps.717,662, respectively, which were primarily made by UHI, including Univision.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6% (see Notes 10, 11 and 13).